Combined Statements of Loss and Other Comprehensive Loss - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Net Revenues	¥ 33,453	¥ 6,163
Other gains, net	138	319
Operating costs
Cost of revenues	(29,587)	(6,547)
Selling and marketing expenses	(193,340)	(46,458)
Administrative expenses	(34,458)	(11,956)
Research and development expenses	(30,253)	(17,644)
Total operating costs	(287,638)	(82,605)
Operating loss	(254,047)	(76,123)
Finance costs	(1,097)	(300)
Net loss before income tax	(255,144)	(76,423)
Income tax expenses	(5,318)	(1,474)
Net loss	(260,462)	(77,897)
Net loss attributable to:
Equity holders of the Company	(260,462)	(77,897)
Net loss	¥ (260,462)	¥ (77,897)
Basic and diluted loss per share for loss attributable to the ordinary equity holders of the Company
Basic loss per share	¥ (1,835)	¥ (52,991)
Diluted loss per share	¥ (1,835)	¥ (52,991)
Loss for the year	¥ (260,462)	¥ (77,897)
Total comprehensive loss	(260,462)	(77,897)
Total comprehensive loss attributable to:
Equity holders of the Company	(260,462)	(77,897)
Total comprehensive loss	(260,462)	(77,897)
Online EV Charging Solutions
Statements [Line Items]
Net revenues from rendering of services	17,985	5,455
Offline EV Charging Solutions
Statements [Line Items]
Net revenues from rendering of services	15,102	565
Non-Charging Solutions and Other Services
Statements [Line Items]
Net revenues from rendering of services	¥ 366	¥ 143